UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

Potomac Defensive Bull Fund

TICKER: CRDBX

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://potomacfund.com/funds/crdbx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Defensive Bull Fund	$58	1.14%
Fund Statistics
Net Assets ($)	$1,304,052,298
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	544%
What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Changes

Prior to November 1, 2024, Potomac Defensive Bull Fund was named Conquer Risk Defensive Bull Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/funds/crdbx/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Potomac Managed Volatility Fund

TICKER: CRMVX

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://potomacfund.com/funds/crmvx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Managed Volatility Fund	$74	1.46%
Fund Statistics
Net Assets ($)	$128,719,374
Number of Portfolio Holdings	5
Portfolio Turnover Rate (%)	343%
What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Changes

Prior to November 1, 2024, Potomac Managed Volatility Fund was named Conquer Risk Managed Volatility Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/funds/crmvx/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Potomac Tactical Opportunities Fund

TICKER: CRTOX

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://potomacfund.com/funds/crtox/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Tactical Opportunities Fund	$75	1.48%
Fund Statistics
Net Assets ($)	$123,746,226
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	1,239%
What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Changes

Prior to November 1, 2024, Potomac Tactical Opportunities Fund was named Conquer Risk Tactical Opportunities Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/funds/crtox/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Potomac Tactical Rotation Fund

TICKER: CRTBX

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://potomacfund.com/funds/crtbx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Tactical Rotation Fund	$73	1.42%
Fund Statistics
Net Assets ($)	$150,637,618
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	520%
What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Material Fund Changes

Prior to November 1, 2024, Potomac Tactical Rotation Fund was named Conquer Risk Tactical Rotation Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/funds/crtbx/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Potomac Defensive Bull Fund
		Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
2,418,474	Direxion Daily S&P 500 Bull 3X Shares * #	$ 407,996,564
1,463,030	iShares Core S&P 500 ETF **	861,256,500
Total for Exchange Traded Funds (Cost - $1,302,738,484)		1,269,253,064	97.33%

MONEY MARKET FUNDS
33,282,538	Goldman Sachs FS Government Fund Institutional
	Class 4.36% +	33,282,538	2.55%
Total for Money Market Funds (Cost $33,282,538)

	Total Investments (Cost - $1,336,021,022)	1,302,535,602	99.88%

	Other Assets in Excess of Liabilities	1,516,696	0.12%

	Net Assets	$1,304,052,298	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
http://www.direxion.com/regulatory-documents.
** Additional Information, including current Prospectus and Annual Reports, is available at
https://www.ishares.com/us/library.
+ The rate shown represents the 7-day yield at December 31, 2024.
# Affiliated investment due to Fund holding more than 5% of outstanding shares. See Note 10.
The accompanying notes are an integral part of these financial statements.

Potomac Managed Volatility Fund
		Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Currency
534,082	Invesco DB US Dollar Index Bullish Fund	$ 15,712,692

High Yield Bond
199,200	SPDR® Bloomberg Convertible Securities ETF	15,515,688
871,863	iShares Broad USD High Yield Corporate Bond ETF	32,075,840
328,266	VanEck® Emerging Markets High Yield Bond ETF	6,391,339
		53,982,867
Total for Exchange Traded Funds (Cost - $69,774,815)		69,695,559	54.15%

MONEY MARKET FUNDS
58,868,191	Goldman Sachs FS Government Fund Institutional
	Class - 4.36% * +	58,868,191	45.73%
Total for Money Market Funds (Cost $58,868,191)

	Total Investments (Cost - $128,643,006)	128,563,750	99.88%

	Other Assets in Excess of Liabilities	155,624	0.12%

	Net Assets	$128,719,374	100.00%

* Additional information, including current Prospectus and Annual Reports, is available at:
https://www.gsam.com/content/gsam/us/en/liquidity-solutions/fund-center/fund-finder/gs-financial-square-government-fund.html#activeTab=literature
+ The rate shown represents the 7-day yield at December 31, 2024.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund
		Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
148,183	ARK Innovation ETF *	$ 8,412,349
38,328	Consumer Discretionary Select Sector SPDR® Fund	8,598,887
182,105	Financial Select Sector SPDR® Fund	8,801,135
35,185	First Trust Dow Jones Internet Index Fund *	8,555,936
89,134	Invesco QQQ TrustSM, Series 1 **	45,567,975
85,300	iShares Expanded Tech-Software Sector ETF *	8,540,236
67,930	iShares Russell Mid-Cap Growth ETF	8,610,127
61,030	iShares U.S. Broker-Dealers & Securities Exchanges ETF	8,794,423
181,612	ProShares UltraPro® QQQ	14,370,958
Total for Exchange Traded Funds (Cost - $122,297,696)		120,252,026	97.18%

MONEY MARKET FUNDS
3,306,642	Goldman Sachs FS Government Fund Institutional
	Class - 4.36% +	3,306,642	2.67%
Total for Money Market Funds (Cost $3,306,642)

	Total Investments (Cost - $125,604,338)	123,558,668	99.85%

	Other Assets in Excess of Liabilities	187,558	0.15%

	Net Assets	$ 123,746,226	100.00%

* Non-income producing security.
** Additional Information, including current Prospectus and Annual Reports, is available at
https://www.invesco.com/qqq-etf/en/about.html.
+ The rate shown represents the 7-day yield at December 31, 2024.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund
		Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
215,088	Invesco S&P 500® Low Volatility ETF	$ 15,056,160
261,188	JPMorgan Equity Premium Income ETF	15,026,146
192,525	SPDR® Bloomberg Convertible Securities ETF	14,995,772
1,341,805	SPDR® Portfolio S&P 400 Mid Cap ETF *	73,383,315
51,688	Vanguard Total Stock Market Index Fund ETF	14,979,699
136,911	WisdomTree Japan Hedged Equity Fund	15,099,914
Total for Exchange Traded Funds (Cost - $148,868,001)		148,541,006	98.61%

MONEY MARKET FUNDS
77,237,605	Goldman Sachs FS Government Fund Institutional
	Class - 4.36% + **	77,237,605	51.27%
Total for Money Market Funds (Cost $77,237,605)

	Total Investments (Cost - $226,105,606)	225,778,611	149.88%

	Liabilities in Excess of Other Assets	(75,140,993)	-49.88%

	Net Assets	$ 150,637,618	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.ssga.com/us/en/intermediary/etfs/funds/spdr-portfolio-sp-400-mid-cap-etf-spmd
** Additional information, including current Prospectus and Annual Reports, is available at:
https://www.gsam.com/content/gsam/us/en/liquidity-solutions/fund-center/fund-finder/gs-financial-square-
government-fund.html#activeTab=literature
+ The rate shown represents the 7-day yield at December 31, 2024.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Potomac Funds

Statements of Assets and Liabilities (Unaudited)	Defensive	Managed
December 31, 2024	Bull Fund	Volatility Fund

Assets:
Unaffiliated Investment Securities at Fair Value*	$ 894,539,038	$128,563,750
Affiliated Investment Securities at Fair Value**	407,996,564	-
Receivable for Fund Shares Sold	2,090,540	253,801
Dividends Receivable	1,232,621	99,471
Total Assets	1,305,858,763	128,917,022
Liabilities:
Payable for Fund Shares Redeemed	521,769	39,054
Management Fees Payable	1,052,852	130,392
Service Fees Payable	231,844	28,202
Total Liabilities	1,806,465	197,648
Net Assets	$1,304,052,298	$128,719,374
Net Assets Consist of:
Paid In Capital	$1,276,160,089	$130,184,751
Total Distributable Earnings (Accumulated Deficit)	27,892,209	(1,465,377)
Net Assets	$1,304,052,298	$128,719,374

Net Asset Value, Offering Price and Redemption Price per Share	$ 13.07	$ 10.01

* Unaffiliated Investments at Identified Cost	$ 907,655,103	$128,643,006

** Affiliated Investments at Identified Cost	$ 428,365,919	$ -

Shares Outstanding (Unlimited number of shares	99,810,902	12,860,477
authorized without par value)

Statements of Operations (Unaudited)
For the six months ended December 31, 2024

Investment Income:
Dividends from Unaffiliated Investments	$ 10,184,034	$ 4,057,247
Dividends from Affiliated Investments	-	-
Total Investment Income	10,184,034	4,057,247
Expenses:
Management Fees	5,724,798	758,841
Service Fees	1,259,575	164,372
Net Expenses	6,984,373	923,213

Net Investment Income	3,199,661	3,134,034

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments	27,411,390	(344,246)
Net Realized Gain on Affiliated Investments	33,930,224	-
Net Change in Net Unrealized Depreciation on Unaffiliated Investments	(11,224,703)	146,562
Net Change in Net Unrealized Depreciation on Affiliated Investments	(16,840,518)	-
Net Realized and Unrealized Gain (Loss) on Investments	33,276,393	(197,684)

Net Increase in Net Assets from Operations	$ 36,476,054	$ 2,936,350

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Assets and Liabilities (Unaudited)	Tactical	Tactical
December 31, 2024	Opportunities	Rotation
	Fund	Fund

Assets:
Unaffiliated Investment Securities at Fair Value*	$123,558,668	$225,778,611
Receivable for Fund Shares Sold	170,766	198,160
Dividends Receivable	220,498	115,746
Total Assets	123,949,932	226,092,517
Liabilities:
Payable for Fund Shares Redeemed	48,970	51,746
Payable for Securities Purchased	-	75,222,631
Management Fees Payable	127,177	148,666
Service Fees Payable	27,559	31,856
Total Liabilities	203,706	75,454,899
Net Assets	$123,746,226	$150,637,618
Net Assets Consist of:
Paid In Capital	$123,894,641	$146,115,899
Total Distributable Earnings (Accumulated Deficit)	(148,415)	4,521,719
Net Assets	$123,746,226	$150,637,618

Net Asset Value, Offering Price and Redemption Price per Share	$ 10.06	$ 10.71

* Unaffiliated Investments at Identified Cost	$125,604,338	$226,105,606

Shares Outstanding (Unlimited number of shares	12,300,053	14,068,837
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended December 31, 2024

Investment Income:
Dividends from Unaffiliated Investments	$ 1,293,211	$ 1,336,400
Dividends from Affiliated Investments	-	-
Total Investment Income	1,293,211	1,336,400
Expenses:
Management Fees	703,081	870,778
Service Fees	153,220	186,759
Interest Expense	-	1,591
Net Expenses	856,301	1,059,128

Net Investment Income	436,910	277,272

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Unaffiliated Investments	4,182,607	6,615,788
Net Realized Gain (Loss) on Affiliated Investments	-	(733,824)
Net Change in Net Unrealized Depreciation on Unaffiliated Investments	(1,845,148)	(433,856)
Net Change in Net Unrealized Appreciation on Affiliated Investments	-	(256,702)
Net Realized and Unrealized Gain on Investments	2,337,459	5,191,406

Net Increase in Net Assets from Operations	$ 2,774,369	$ 5,468,678

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Changes in Net Assets	Defensive Bull Fund		Managed Volatility Fund
	(Unaudited)		(Unaudited)
	7/1/2024	7/1/2023	7/1/2024	7/1/2023
	to	to	to	to
	12/31/2024	6/30/2024	12/31/2024	6/30/2024
From Operations:
Net Investment Income	$ 3,199,661	$ 15,244,878	$ 3,134,034	$ 3,668,052
Capital Gain Distributions from Investment Companies	-	-	-	-
Net Realized Gain on Investments	61,341,614	128,872,318	(344,246)	1,150,679
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(28,065,221)	(19,534,839)	146,562	(184,595)
Net Increase in Net Assets from Operations	36,476,054	124,582,357	2,936,350	4,634,136

From Distributions to Shareholders:	(141,313,362)	(72,611,422)	(4,647,085)	(3,180,393)

From Capital Share Transactions:
Proceeds From Sale of Shares	303,819,441	679,197,005	27,828,842	129,972,969
Shares Issued on Reinvestment of Dividends	140,771,202	72,005,160	4,488,568	3,059,460
Cost of Shares Redeemed	(224,465,172)	(266,520,074)	(24,299,681)	(86,782,979)
Net Increase from Shareholder Activity	220,125,471	484,682,091	8,017,729	46,249,450

Net Increase in Net Assets	115,288,163	536,653,026	6,306,994	47,703,193

Net Assets at Beginning of Period	1,188,764,135	652,111,109	122,412,380	74,709,187

Net Assets at End of Period	$1,304,052,298	$1,188,764,135	$128,719,374	$122,412,380

Share Transactions:
Issued	22,670,939	52,576,468	2,707,271	12,931,831
Reinvested	11,136,206	6,107,571	444,626	301,793
Redeemed	(16,830,892)	(21,012,524)	(2,364,189)	(8,554,779)
Net Increase in Shares	16,976,253	37,671,515	787,708	4,678,845
Shares Outstanding Beginning of Period	82,834,649	45,163,134	12,072,769	7,393,924
Shares Outstanding End of Period	99,810,902	82,834,649	12,860,477	12,072,769

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Changes in Net Assets	Tactical Opportunities Fund		Tactical Rotation Fund
	(Unaudited)		(Unaudited)
	7/1/2024	7/1/2023	7/1/2024	7/1/2023
	to	to	to	to
	12/31/2024	6/30/2024	12/31/2024	6/30/2024
From Operations:
Net Investment Income	$ 436,910	$ 1,616,129	$ 277,272	$ 2,372,645
Net Realized Gain on Investments	4,182,607	5,345,650	5,881,964	5,715,745
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(1,845,148)	(6,571,588)	(690,558)	(1,188,609)
Net Increase in Net Assets from Operations	2,774,369	390,191	5,468,678	6,899,781

From Distributions to Shareholders:	(5,293,584)	(615,611)	(7,203,079)	(1,154,589)

From Capital Share Transactions:
Proceeds From Sale of Shares	25,283,461	89,972,481	29,794,284	89,919,367
Shares Issued on Reinvestment of Dividends	5,231,154	591,684	7,152,299	1,123,358
Cost of Shares Redeemed	(19,278,424)	(78,812,814)	(34,107,251)	(38,309,942)
Net Increase from Shareholder Activity	11,236,191	11,751,351	2,839,332	52,732,783

Net Increase in Net Assets	8,716,976	11,525,931	1,104,931	58,477,975

Net Assets at Beginning of Period	115,029,250	103,503,319	149,532,687	91,054,712

Net Assets at End of Period	$123,746,226	$115,029,250	$150,637,618	$149,532,687

Share Transactions:
Issued	2,586,952	9,132,658	2,798,851	8,766,266
Reinvested	556,521	60,673	680,101	111,047
Redeemed	(1,978,274)	(8,142,349)	(3,221,762)	(3,726,234)
Net Increase in Shares	1,165,199	1,050,982	257,190	5,151,079
Shares Outstanding Beginning of Period	11,134,854	10,083,872	13,811,647	8,660,568
Shares Outstanding End of Period	12,300,053	11,134,854	14,068,837	13,811,647

The accompanying notes are an integral part of these financial statements.

Potomac Defensive Bull Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2024		7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to		to	to	to		to
	12/31/2024		6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 14.35		$ 14.44	$ 10.28	$ 14.66		$ 10.00
Net Investment Income (Loss) (a) (e)	0.04		0.22	0.29	(0.08)		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.32		0.92	3.89	(1.16)		4.91
Total from Investment Operations	0.36		1.14	4.18	(1.24)		4.86

Distributions (From Net Investment Income)	(0.14)		(0.21)	-	-		-
Distributions (From Capital Gains)	(1.50)		(1.02)	(0.02)	(3.14)		(0.20)
Total Distributions	(1.64)		(1.23)	(0.02)	(3.14)		(0.20)

Net Asset Value - End of Period	$ 13.07		$ 14.35	$ 14.44	$ 10.28		$ 14.66
Total Return (c)	2.95%	**	9.75%	40.72%	(12.38)%		49.04%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,304,052		$1,188,764	$652,111	$235,276		$233,859

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.14%	***	1.14%	1.17%	1.29%		1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.52%	***	1.68%	2.37%	(0.64)%		(0.41)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.14%	***	1.14%	1.17%	1.24%	(f)	1.53%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.52%	***	1.68%	2.37%	(0.59)%		(0.39)%

Portfolio Turnover Rate	543.82%	**	2,445.82%	1,628.24%	1,558.57%		1,657.50%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
The accompanying notes are an integral part of these financial statements.

Potomac Managed Volatility Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2024		7/1/2023		7/1/2022		7/1/2021		7/1/2020*
	to		to		to		to		to
	12/31/2024		6/30/2024		6/30/2023		6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 10.14		$ 10.10		$ 9.48		$ 10.44		$ 10.00
Net Investment Income (a) (e)	0.26		0.33		0.32		0.06		0.15
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.01)		(0.01)		0.36		(0.79)		0.39
Total from Investment Operations	0.25		0.32		0.68		(0.73)		0.54

Distributions (From Net Investment Income)	(0.38)		(0.28)		(0.06)		(0.10)		(0.10)
Distributions (From Capital Gains)	-		-		-		(0.13)		-
Total Distributions	(0.38)		(0.28)		(0.06)		(0.23)		(0.10)

Net Asset Value - End of Period	$ 10.01		$ 10.14		$ 10.10		$ 9.48		$ 10.44
Total Return (c)	2.42%	**	3.21%		7.16%		(7.15)%		5.39%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 128,719		$ 122,412		$ 74,709		$ 42,695		$ 30,992

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.46%	***	1.49%	(h)	1.65%	(g)	1.66%		1.88%
Ratio of Net Investment Income to Average Net Assets (d) (e)	4.95%	***	3.30%		3.11%		0.52%		1.43%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.46%	***	1.49%	(h)	1.64%	(g)	1.62%	(f)	1.87%	(f)
Ratio of Net Investment Income to Average Net Assets (d) (e)	4.95%	***	3.30%		3.12%		0.56%		1.44%
				***
Portfolio Turnover Rate	342.55%	**	685.94%		761.70%		620.91%		519.72%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
(g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.60% and 1.59%, respectively.
(h) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.49% and 1.49%, respectively.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2024		7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to		to	to	to		to
	12/31/2024		6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 10.33		$ 10.26	$ 8.11	$ 12.12		$ 10.00
Net Investment Income (Loss) (a) (e)	0.04		0.15	0.06	(0.10)		(0.11)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.15		(0.01)	2.09	(2.41)		2.58
Total from Investment Operations	0.19		0.14	2.15	(2.51)		2.47

Distributions (From Net Investment Income)	(0.13)		(0.07)	-	-		-
Distributions (From Capital Gains)	(0.33)		-	-	(1.50)		(0.35)
Total Distributions	(0.46)		(0.07)	-	(1.50)		(0.35)

Net Asset Value - End of Period	$ 10.06		$ 10.33	$ 10.26	$ 8.11		$ 12.12
Total Return (c)	2.17%	**	1.35%	26.51%	(23.00)%		24.81%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 123,746		$ 115,029	$103,503	$ 36,264		$ 43,525

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.48%	***	1.50%	1.59%	1.68%		1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.76%	***	1.54%	0.68%	(1.05)%		(0.98)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.48%	***	1.50%	1.59%	1.63%	(f)	1.80%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.76%	***	1.54%	0.68%	(1.00)%		(0.97)%

Portfolio Turnover Rate	1,239.34%	**	2,568.77%	1,208.66%	1,483.56%		1,291.12%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) Voluntary expense waivers reduced the gross expense ratio by 0.01% and 0.05%, respectfully, during the fiscal years ended June 30, 2021 and June 30, 2022, respectfully. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2024			7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to			to	to	to		to
	12/31/2024			6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 10.83			$ 10.51	$ 9.72	$ 12.43		$ 10.00
Net Investment Income (Loss) (a) (e)	0.02			0.20	0.09	(0.08)		(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.40			0.23	0.71	(0.63)		2.77
Total from Investment Operations	0.42			0.43	0.80	(0.71)		2.75

Distributions (From Net Investment Income)	(0.14)			(0.11)	-	-		(0.02)
Distributions (From Capital Gains)	(0.40)			-	(0.01)	(2.00)		(0.30)
Total Distributions	(0.54)			(0.11)	(0.01)	(2.00)		(0.32)

Net Asset Value - End of Period	$ 10.71			$ 10.83	$ 10.51	$ 9.72		$ 12.43
Total Return (c)	3.98%	**		4.12%	8.27%	(6.74)%		27.85%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 150,638			$ 149,533	$ 91,055	$ 64,948		$ 55,497

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.42%	***	(g)	1.47%	1.55%	1.62%		1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.37%	***		1.96%	0.92%	(0.79)%		(0.18)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.42%	***	(g)	1.47%	1.55%	1.58%	(f)	1.79%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.37%	***		1.96%	0.92%	(0.75)%		(0.17)%

Portfolio Turnover Rate	519.54%	**		1,644.06%	1,420.24%	1,544.72%		1,028.67%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.42% and 1.42%, respectively.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
POTOMAC FUNDS
December 31, 2024
(Unaudited)

1.) ORGANIZATION
The Potomac Funds (the “Funds”) are each a series of PFS Funds (the “Trust”). The Trust is an open-end management investment company that was organized in Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Potomac Defensive Bull Fund (“Defensive Bull Fund”), Potomac Managed Volatility Fund (“Managed Volatility Fund”), Potomac Tactical Opportunities Fund (“Tactical Opportunities Fund”) and Potomac Tactical Rotation Fund (“Tactical Rotation Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a non-diversified series of the Trust, on June 9, 2020 and commenced operations on July 1, 2020. As of December 31, 2024, there were ten series authorized by the Trust. The investment advisor to the Funds is Potomac Fund Management, Inc. (the “Advisor”). Significant accounting policies of the Funds are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Advisor as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION
Each Fund’s net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the six month period ended, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended December 31, 2024, the Funds did not incur any interest or penalties.

FUND OF FUNDS STRUCTURE
Each Fund invests in portfolios of exchange traded funds (ETFs) and open-end mutual funds (the "Underlying Funds"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Funds will not change. For further information on how each Fund values the Underlying Funds, see Note 3.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Additionally, the Funds may hold investments which are structured as master limited partnerships (“MLPs”) for tax purposes. It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to each Fund's major categories of assets measured at fair value on a recurring basis follows.

Equity securities (exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by  the Valuation Designee, subject to review of the Board of Trustees, and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at NAV provided by the funds and are classified in level 1 of the fair value hierarchy.

Mutual funds. Mutual funds are valued at the NAV as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. In the event a mutual fund does not report its net asset value, the Fund will value such an asset using its fair value procedures which incorporate, among other information, price changes from reference indexes or reference funds to assist in the valuation of a non-reporting mutual fund.

In accordance with the Trust’s fair value pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2024:

Defensive Bull Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,269,253,064	$ -	$ -	$1,269,253,064
Money Market Funds	33,282,538	-	-	33,282,538
Total	$1,302,535,602	$ -	$ -	$1,302,535,602

Managed Volatility Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 69,695,559	$ -	$ -	$ 69,695,559
Money Market Funds	58,868,191	-	-	58,868,191
Total	$ 128,563,750	$ -	$ -	$ 128,563,750

Tactical Opportunities Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 120,252,026	$ -	$ -	$ 120,252,026
Money Market Funds	3,306,642	-	-	3,306,642
Total	$ 123,558,668	$ -	$ -	$ 123,558,668

Tactical Rotation Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 148,541,006	$ -	$ -	$ 148,541,006
Money Market Funds	77,237,605	-	-	77,237,605
Total	$ 225,778,611	$ -	$ -	$ 225,778,611

The Funds did not hold any level 3 assets during the six month period ended December 31, 2024.

The Funds did not invest in derivative instruments during the six month period ended December 31, 2024.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The Advisor receives an investment management fee equal to 1.25% of each Fund’s average daily net assets up to $100 million, 1.00% of each Fund’s average daily net assets between $100 million and $200 million and 0.90% of each Fund’s average daily net assets in excess of $200 million.

For the six month period ended December 31, 2024, the Advisor earned management fees in the amounts of $5,724,798, $758,841, $703,081 and $870,778 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2024, $1,052,852, $130,392, $127,177 and $148,666 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

Additionally, the Funds have a Services Agreement with the Advisor (the “Services Agreement”). Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund’s average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million for services provided under the agreement and is also obligated to pay the operating expenses of a Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. From November 1, 2021 through October 2, 2023, under the Services Agreement the Advisor received a service fee of 0.50% of each Fund's average daily net assets up to $25 million, 0.20% of each Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Prior to November 1, 2021, under the Services Agreement the Advisor received a service fee of 0.65% of each Fund's average daily net assets up to $25 million, 0.35% of each Fund's average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Advisor supervises each Fund's business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to each Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to each Fund, review of the books and records of each Fund maintained by such third parties, and such other actions with respect to each Fund as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

For the six month period ended December 31, 2024, the Advisor earned services fees of $1,259,575, $164,372, $153,220 and $186,759 from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2024, $231,844, $28,202, $27,559 and $31,856 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

5.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Funds by the Advisor.

The Trustees who are not interested persons of the Funds were paid a total of $12,000 in Trustees’ fees for the six month period ended December 31, 2024 by the Advisor.  The Trustees who are not interested persons of the Funds were each paid $3,500, except Mr. Allen Brown who retired effective September 6, 2024 and was paid $1,500.

The Chief Compliance Officer (“CCO”) of the Funds was paid $2,608 per Fund, for a total of $10,431, in CCO fees for the six month period ended December 31, 2024, by the Advisor.

6.) INVESTMENTS
For the six month period ended December 31, 2024, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Purchases	$ 5,657,220,106	$ 353,956,538	$ 1,008,713,092	$ 713,244,488
Sales	$ 5,599,445,153	$ 404,680,459	$ 1,003,505,885	$ 716,667,158

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act, as amended. As of December 31, 2024, National Financial Services, LLC (“NFS”), located in New York, New York, and Charles Schwab & Co., Inc. located in San Francisco, California, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of NFS or Charles Schwab, owned or controlled 25% or more of the voting securities of each Fund.

	Charles Schwab	NFS
Defensive Bull Fund	46.01%	– **
Managed Volatility Fund	39.04%	– **
Tactical Opportunities Fund	38.96%	27.87%
Tactical Rotation Fund	45.81%	25.54%

** Balance under 25% as of December 31, 2024.

8.) TAX MATTERS
For federal income tax purposes, at December 31, 2024 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Cost of Investments	$1,336,021,022	$ 128,643,006	$ 125,604,338	$ 226,105,606

Gross Unrealized Appreciation	$ -	$ 407,544	$ -	$ 23,283
Gross Unrealized Depreciation	(33,485,420)	(486,800)	(2,045,670)	(350,278)
Net Unrealized Appreciation
(Depreciation) on Investments	$ (33,485,420)	$ (79,256)	$ (2,045,670)	$ (326,995)

The tax character of distributions paid during the six month period ended December 31, 2024 and fiscal year ended June 30, 2024 were as follows:

	Six Months Ended		Fiscal Year Ended
	December 31, 2024		June 30, 2024
Defensive Bull Fund
Ordinary Income	$ 141,313,362		$ 72,611,422
Long-term Capital Gain	-		-
	$ 141,313,362		$ 72,611,422

Managed Volatility Fund
Ordinary Income	$ 4,031,595		$ 2,611,519
Tax-Exempt Income	615,490		568,874
Long-term Capital Gain	-		-
	$ 4,647,085		$ 3,180,393

Tactical Opportunities Fund
Ordinary Income	$ 5,293,584		$ 615,611
Long-term Capital Gain	-		-
	$ 5,293,584		$ 615,611

Tactical Rotation Fund
Ordinary Income	$ 7,203,079		$ 1,154,589
Long-term Capital Gain	-		-
	$ 7,203,079		$ 1,154,589

9.) LEVERAGED ETF RISKS
The Funds may invest in leveraged Exchange Traded Funds (“ETFs”). The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

10.) AFFILIATED ISSUER TRANSCTIONS
When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund.

During the six months ended December 31, 2024, Defensive Bull Fund had the following transactions with affiliated companies:

		Direxion Daily S&P
		500 3X Bull Shares
Security Name		ETF
Value as of June 30, 2024		$ 378,039,823
Purchases		1,624,801,846
Sales		(1,611,934,811)
Change in Unrealized Depreciation		(16,840,518)
Realized Gain		33,930,224
Value as of December 31, 2024		$ 407,996,564
Shares Balance as of December 31, 2024		2,418,474
Dividends		$ -
Capital Gain Distributions		$ -

Also, during the six month period ended December 31, 2024, Tactical Rotation Fund had the following transactions with affiliated companies:

		Direxion Daily Mid
		Cap Bull 3X
Security Name		Shares ETF
Value as of June 30, 2024		$ 18,086,121
Purchases		59,540,320
Sales		(76,635,915)
Change in Unrealized Appreciation		(256,702)
Realized Loss		(733,824)
Value as of December 31, 2024		$ -
Shares Balance as of December 31, 2024		-
Dividends		$ -
Capital Gain Distributions		$ -

There were no affiliated investment transactions in Managed Volatility Fund and Tactical Opportunities Fund during the six months ended December 31, 2024.

11.) DEFENSIVE POSITIONS
Each Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent they would had they remained more fully invested in common stocks. If a Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As of December 31, 2024, Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund had 2.55%, 45.73%, 2.67% and 51.27%, respectively, of the value of their net assets invested in the Goldman Sachs FS Government Fund Institutional Class. Additional information for this money market fund, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

12.) CONTINGENCIES AND COMMITMENTS
The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

13.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ James Craft
James Craft
President

Date: 2/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Craft
James Craft
President (Principal Executive Officer)

Date: 2/25/2025

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer (Principal Financial Officer)

Date: 2/25/2025